Expenses by nature	12 Months Ended
Dec. 31, 2025
Default Root [Abstract]
Expenses by nature
8.
Expenses by nature

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Service costs (note i)	14,176	11,974	11,349
Advertising agency fees	790	1,015	1,225
Employee benefits expenses (note ii and note iii)	3,990	3,819	4,127
Promotion and advertising expenses	603	611	672

Notes:

(i)
Service costs mainly comprised content costs of royalties, revenue sharing fees paid to content creators and content delivery costs that primarily consisted of server, cloud services and bandwidth costs.
(ii)
During the years ended December 31, 2023, 2024 and 2025, the Group incurred expenses for the purpose of research and development of approximately RMB2,525 million, RMB2,280 million and RMB2,317 million, which comprised employee benefits expenses of RMB2,303 million, RMB2,084 million and RMB2,144 million, respectively. No material development expenses had been capitalized for the years ended December 31, 2023, 2024 and 2025.
(iii)
Employee benefits expenses

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Wages, salaries and bonuses	2,562	2,539	2,720
Welfare, medical and other expenses	566	491	519
Share-based compensation expenses	670	596	669
Contribution to pension plans	192	193	219
	3,990	3,819	4,127

Majority of the Group’s contributions to pension plans are related to the local employees in the PRC. All local employees of the subsidiaries in the PRC participate in employee social security plans established in the PRC, which cover pension, medical and other welfare benefits. The plans are organized and administered by the governmental authorities. Other than the contributions made to these social security plans, the Group has no other material commitments owing to the employees. According to the relevant regulations, the portion of premium and welfare benefit contributions that should be borne by the companies within the Group as required by the above social security plans are principally determined based on percentages of the basic salaries of employees, subject to certain ceilings and caps imposed. These contributions are paid to the respective labor and social welfare authorities and are expensed as incurred.